Note 3 - Related Party Transactions	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]
NOTE 3 – RELATED PARTY TRANSACTIONS

On September 16, 2016, Everrich Global Investments Limited (“Everrich”), an entity controlled by the Chief Executive Officer of the Company (the “Officer”), entered into an agreement with Tiber Creek Corporation (“Tiber Creek”), an entity controlled by the founders of the Company, to combine Everrich with a United States reporting company (the “Company”). Upon the change in control of the Company, the existing shareholders of Tiber Creek will retain 500,000 common shares of the Company and the remaining outstanding shares will be returned to the Company (Note 6). In full satisfaction of the services of Tiber Creek, Everrich will pay a non-refundable consideration of $85,000 in legal and professional fees to Tiber Creek. The Company has recorded the legal fees expense of $85,000 as of December 31, 2015. The Officer has paid on behalf of the Company $70,000 of the consideration to Tiber Creek during 2015 and the remaining $15,000 is recorded as accounts payable as of December 31, 2015.

The Officer has occasionally provided short term advances to the Company for opening its bank accounts and payments to vendors for performing services to the Company. The short term advances are non-interest bearing, unsecured and due on demand. The Company is indebted to the Officer $102,172 and $0 due and payable as of December 31, 2015 and 2014, respectively.